Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2020
Deferred revenue
Schedule of classification of deferred revenue

	December 31,
	2019	2020
	RMB	RMB

Deferred revenue, current
Live streaming	161,868	414,006
Others	30,886	24,663
Total current deferred revenue	192,754	438,669

Deferred revenue, non-current
Live streaming	12,685	16,504
Others	4,733	3,933
Total non-current deferred revenue	17,418	20,437